Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 2,472 [1]
Foreign currency translation and other	(12)
Balance at ending	2,460
Agricultural Equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,654
Foreign currency translation and other	(5)
Balance at ending	1,649
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	593
Foreign currency translation and other	(3)
Balance at ending	590
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	64
Foreign currency translation and other	(2)
Balance at ending	62
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5
Balance at ending	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	156
Foreign currency translation and other	(2)
Balance at ending	$ 154

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).